SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

STATEMENT OF CONDITION -- December 31, 2000

ASSETS:
  Investments in:                                              Shares       Cost        Value
                                                              -------    ----------   ----------
    AIM Variable Insurance Funds, Inc.
        V.I. Capital Appreciation Fund ("AIM1").............    4,149    $  145,114   $  127,965
        V.I. Growth Fund ("AIM2")...........................   10,664       329,145      264,671
        V.I. Growth and Income Fund ("AIM3")................   18,163       594,155      475,677
        V.I. International Equity Fund ("AIM4").............   16,392       376,391      329,804
    The Alger American Fund
        Growth Portfolio ("AL1")............................    6,702       394,914      316,809
        Income and Growth Portfolio ("AL2").................    6,235        83,855       82,680
        Small Capitalization Portfolio ("AL3")..............    2,782        72,852       65,360
    Goldman Sachs Variable Insurance Trust..................
        VIT CORE-SM- Large Cap Growth Fund ("GS1")             14,418       225,245      158,594
        VIT CORE-SM- Small Cap Equity Fund ("GS2")..........      360         3,724        3,740
        VIT CORE-SM- US Equity Fund ("GS3").................    2,581        34,061       32,215
        Growth and Income Fund ("GS4")......................    1,761        19,309       18,212
        International Equity Fund ("GS5")...................   14,386       199,191      169,467
    MFS/Sun Life Series Trust
        Capital Appreciation Series ("CAS").................    3,132       140,198      130,121
        Massachusetts Investors Trust Series ("MIT")........    1,239        43,370       43,500
        Emerging Growth Series ("EGS")......................    9,128       325,121      267,552
        Government Securities Series ("GGS")................   13,415       165,560      175,874
        High Yield Series ("HYS")...........................    6,293        49,631       48,018
        Massachusetts Investors Growth Stock Series
        ("MIS").............................................   10,347       156,325      150,133
        New Discovery Series ("NWD")........................    3,043        46,669       48,629
        Total Return Series ("TRS").........................    4,235        77,303       83,380
        Utilities Series ("UTS")............................    4,446        83,794       84,838
    OCC Accumulation Trust
        Equity Portfolio ("OP1")............................   16,280       514,010      587,559
        Mid Cap Portfolio ("OP2")...........................    3,150        40,799       41,015
        Small Cap Portfolio ("OP3").........................    7,177       194,564      231,455
        Managed Portfolio ("OP4")...........................       26         1,089        1,103
    Sun Capital Advisers Trust
        Sun Capital Money Market Fund ("SCA1")..............  282,223       282,223      282,223
        Sun Capital Investment Grade Bond Fund ("SCA2").....   14,114       133,208      135,499
        Sun Capital Real Estate Fund ("SCA3")...............    5,022        56,032       56,495
        Sun Capital Select Equity Fund ("SCA4").............    5,278        66,190       57,903
        Sun Capital Blue Chip Mid Cap Fund ("SCA5").........   11,085       165,696      154,418
        Sun Capital Investors Foundation Fund ("SCA6")......    4,872        49,038       47,358
                                                                         ----------   ----------
            Net Assets................................................   $5,068,776   $4,672,267
                                                                         ==========   ==========

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

                                                               Units     Unit Value     Value
NET ASSETS APPLICABLE TO CONTRACT OWNERS:                     --------   ----------   ----------
    FUTURITY VARIABLE UNIVERSAL LIFE CONTRACTS:
    AIM Variable Insurance Funds, Inc.
        V.I. Capital Appreciation Fund......................    8,970     $11.7370    $  105,277
        V.I. Growth Fund....................................   24,596       9.4912       233,443
        V.I. Growth and Income Fund.........................   12,581      10.0053       125,879
        V.I. International Equity Fund......................   24,546      10.6461       261,325
    The Alger American Fund.................................
        Growth Portfolio....................................    8,375       9.9519        83,352
        Income and Growth Portfolio.........................    4,359      13.0942        57,075
        Small Capitalization Portfolio......................    6,486       9.6600        62,650
    Goldman Sachs Variable Insurance Trust
        VIT CORE-SM- Large Cap Growth Fund..................   16,832       9.1456       153,942
        VIT CORE-SM- Small Cap Equity Fund..................      223      11.5276         2,576
        VIT CORE-SM- US Equity Fund.........................    3,168       9.8133        31,089
        Growth and Income Fund..............................    1,831       9.4284        17,261
        International Equity Fund...........................    3,577      10.5413        37,710
    MFS/Sun Life Series Trust
        Capital Appreciation Series.........................   11,527      11.1052       128,013
        Massachusetts Investors Trust Series................    3,190      10.2463        32,685
        Emerging Growth Series..............................   17,759      12.6471       224,602
        Government Securities Series........................   15,675      11.1141       174,213
        High Yield Series...................................    3,826       9.4416        36,124
        Massachusetts Investors Growth Stock Series.........   12,841      11.5244       147,985
        New Discovery Series................................    2,992      15.2424        45,599
        Total Return Series.................................    5,723      11.4020        65,249
        Utilities Series....................................    4,391      12.9321        63,772
    OCC Accumulation Trust
        Equity Portfolio....................................    6,040      10.5828        63,920
        Mid Cap Portfolio...................................    1,371      15.0438        20,625
        Small Cap Portfolio.................................    3,471      13.7970        47,893
        Managed Portfolio...................................       --      10.9202            --
    Sun Capital Advisers Trust
        Sun Capital Money Market Fund.......................   23,176      10.6740       247,377
        Sun Capital Investment Grade Bond Fund..............   10,354      10.8796       112,644
        Sun Capital Real Estate Fund........................    2,799      12.6282        35,343
        Sun Capital Select Equity Fund......................    2,782      11.3069        31,451
        Sun Capital Blue Chip Mid Cap Fund..................    7,531      15.7315       118,475
        Sun Capital Investors Foundation Fund...............    4,431      10.4485        46,299
                                                                                      ----------
            Net Assets Applicable to Contract Holders..............................   $2,813,848
                                                                                      ----------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

                                                               Units     Unit Value     Value
NET ASSETS APPLICABLE TO CONTRACT OWNERS:                     --------   ----------   ----------
    FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE CONTRACTS:
    AIM Variable Insurance Funds, Inc.
        V.I. Capital Appreciation Fund......................    2,323     $ 9.3289    $   21,671
        V.I. Growth Fund....................................    3,787       7.9928        30,268
        V.I. Growth and Income Fund.........................   39,265       8.8829       348,786
        V.I. International Equity Fund......................    7,801       8.6409        67,406
    The Alger American Fund
        Growth Portfolio....................................   26,736       8.6967       232,516
        Income and Growth Portfolio.........................    2,395      10.1386        24,283
        Small Capitalization Portfolio......................      211       8.5129         1,800
    Goldman Sachs Variable Insurance Trust
        VIT CORE-SM- Large Cap Growth Fund..................      476       8.0248         3,823
        VIT CORE-SM- Small Cap Equity Fund..................       --      11.1958            --
        VIT CORE-SM- US Equity Fund.........................       15       9.4388           138
        Growth and Income Fund..............................       --       9.8602            --
        International Equity Fund...........................   14,381       9.0908       130,735
    MFS/Sun Life Series Trust
        Capital Appreciation Series.........................      104       9.4431           986
        Massachusetts Investors Trust Series................      940      10.4017         9,781
        Emerging Growth Series..............................    5,016       8.5628        42,950
        Government Securities Series........................       50      10.8591           539
        High Yield Series...................................    1,175       9.3087        10,941
        Massachusetts Investors Growth Stock Series.........      223       9.6395         2,148
        New Discovery Series................................      149      10.9305         1,626
        Total Return Series.................................    1,553      11.6734        18,131
        Utilities Series....................................    1,830      10.7987        19,764
    OCC Accumulation Trust
        Equity Portfolio....................................   45,076      11.5939       522,605
        Mid Cap Portfolio...................................    1,552      12.0101        18,645
        Small Cap Portfolio.................................   12,884      14.1388       182,171
        Managed Portfolio...................................       --      11.2901            --
    Sun Capital Advisers Trust
        Sun Capital Money Market Fund.......................    3,248      10.3898        33,750
        Sun Capital Investment Grade Bond Fund..............    2,027      10.7298        21,753
        Sun Capital Real Estate Fund........................    1,645      12.0836        19,876
        Sun Capital Select Equity Fund......................    2,737       9.2466        25,306
        Sun Capital Blue Chip Mid Cap Fund..................    2,855      12.0317        34,345
        Sun Capital Investors Foundation Fund...............       --       9.7116            --
                                                                                      ----------
            Net Assets Applicable to Contract Holders..............................   $1,826,743
                                                                                      ----------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

                                                                Value
NET ASSETS APPLICABLE TO SPONSOR:                             ----------
    FUTURITY VARIABLE UNIVERSAL LIFE BASIS:
    AIM Variable Insurance Funds, Inc.
        V.I. Capital Appreciation Fund......................  $    1,017
        V.I. Growth Fund....................................         960
        V.I. Growth and Income Fund.........................       1,012
        V.I. International Equity Fund......................       1,073
    The Alger American Fund
        Growth Portfolio....................................         941
        Income and Growth Portfolio.........................       1,322
        Small Capitalization Portfolio......................         910
    Goldman Sachs Variable Insurance Trust
        VIT CORE-SM- Large Cap Growth Fund..................         829
        VIT CORE-SM- Small Cap Equity Fund..................       1,164
        VIT CORE-SM- US Equity Fund.........................         988
        Growth and Income Fund..............................         951
        International Equity Fund...........................       1,022
    MFS/Sun Life Series Trust
        Capital Appreciation Series.........................       1,122
        Massachusetts Investors Trust Series................       1,034
        Emerging Growth Series..............................          --
        Government Securities Series........................       1,122
        High Yield Series...................................         953
        Massachusetts Investors Growth Stock Series.........          --
        New Discovery Series................................       1,404
        Total Return Series.................................          --
        Utilities Series....................................       1,302
    OCC Accumulation Trust
        Equity Portfolio....................................       1,034
        Mid Cap Portfolio...................................       1,745
        Small Cap Portfolio.................................       1,391
        Managed Portfolio...................................       1,103
    Sun Capital Advisers Trust
        Sun Capital Money Market Fund.......................       1,096
        Sun Capital Investment Grade Bond Fund..............       1,102
        Sun Capital Real Estate Fund........................       1,276
        Sun Capital Select Equity Fund......................       1,146
        Sun Capital Blue Chip Mid Cap Fund..................       1,598
        Sun Capital Investors Foundation Fund...............       1,059
                                                              ----------
            Net Assets Applicable to Sponsor:...............  $   31,676
                                                              ----------
                                                              ----------
            Net Assets Applicable to Contract Holders and
 Sponsor....................................................  $4,672,267
                                                              ==========

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

STATEMENT OF OPERATIONS -- Year Ended December 31, 2000

                                              AIM1         AIM2         AIM3         AIM4          AL1          AL2
                                           Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                           -----------  -----------  -----------  -----------  -----------  -----------
 INCOME:
   Dividend income and capital gain
    distributions received...............   $  3,097     $  8,779     $  14,652    $ 20,439     $  4,985      $   541
                                            --------     --------     ---------    --------     --------      -------
 EXPENSES:
   Mortality and expense risk charges....   $   (238)    $   (500)    $  (1,153)   $   (552)    $   (894)     $   (90)
   Cost of insurance.....................     (8,670)     (17,931)      (18,161)    (26,749)     (17,534)      (1,442)
                                            --------     --------     ---------    --------     --------      -------
   Total expenses........................   $ (8,908)    $(18,431)    $ (19,314)   $(27,301)    $(18,428)     $(1,532)
                                            --------     --------     ---------    --------     --------      -------
       Net investment income (loss)......   $ (5,811)    $ (9,652)    $  (4,662)   $ (6,862)    $(13,443)     $  (991)
                                            --------     --------     ---------    --------     --------      -------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................   $ 13,064     $ 20,289     $  14,129    $ 20,979     $ 17,784      $ 1,843
     Cost of investments sold............    (13,345)     (23,184)      (14,915)    (25,782)     (20,668)      (2,105)
                                            --------     --------     ---------    --------     --------      -------
       Net realized gains (losses).......   $   (281)    $ (2,895)    $    (786)   $ (4,803)    $ (2,884)     $  (262)
                                            --------     --------     ---------    --------     --------      -------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................   $(17,149)    $(64,474)    $(118,478)   $(46,587)    $(78,105)     $(1,175)
     Beginning of period.................        302          168           172         438          179          340
                                            --------     --------     ---------    --------     --------      -------
       Change in unrealized appreciation
         (depreciation)..................   $(17,451)    $(64,642)    $(118,650)   $(47,025)    $(78,284)     $(1,515)
                                            --------     --------     ---------    --------     --------      -------
     Realized and unrealized gains
       (losses)..........................   $(17,732)    $(67,537)    $(119,436)   $(51,828)    $(81,168)     $(1,777)
                                            --------     --------     ---------    --------     --------      -------
   INCREASE (DECREASE) IN NET ASSETS FROM
     OPERATIONS..........................   $(23,543)    $(77,189)    $(124,098)   $(58,690)    $(94,611)     $(2,768)
                                            ========     ========     =========    ========     ========      =======

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

                                               AL3          GS1          GS2          GS3          GS4
                                           Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                           -----------  -----------  -----------  -----------  -----------
 INCOME:
   Dividend income and capital gain
    distributions received...............    $ 2,476     $ 15,650       $ 124       $   383      $    68
                                             -------     --------       -----       -------      -------
 EXPENSES:
   Mortality and expense risk charges....    $   (73)    $   (620)      $  (2)      $   (64)     $   (70)
   Cost of insurance.....................     (1,489)     (12,240)        (98)       (1,508)      (5,052)
                                             -------     --------       -----       -------      -------
   Total expenses........................    $(1,562)    $(12,860)      $(100)      $(1,572)     $(5,122)
                                             -------     --------       -----       -------      -------
       Net investment income (loss)......    $   914     $  2,790       $  24       $(1,189)     $(5,054)
                                             -------     --------       -----       -------      -------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................    $ 2,245     $ 17,855       $ 100       $26,456      $ 5,122
     Cost of investments sold............     (2,743)     (19,900)        (93)      (26,897)      (4,787)
                                             -------     --------       -----       -------      -------
       Net realized gains (losses).......    $  (498)    $ (2,045)      $   7       $  (441)     $   335
                                             -------     --------       -----       -------      -------
   Net unrealized appreciation
     (depreciation) on investments:
     End of period.......................    $(7,492)    $(66,651)      $  16       $(1,846)     $(1,097)
     Beginning of period.................        340          190         141            88          (12)
                                             -------     --------       -----       -------      -------
       Change in unrealized appreciation
         (depreciation)..................    $(7,832)    $(66,841)      $(125)      $(1,934)     $(1,085)
                                             -------     --------       -----       -------      -------
     Realized and unrealized gains
       (losses)..........................    $(8,330)    $(68,886)      $(118)      $(2,375)     $  (750)
                                             -------     --------       -----       -------      -------
   INCREASE (DECREASE) IN NET ASSETS FROM
     OPERATIONS..........................    $(7,416)    $(66,096)      $ (94)      $(3,564)     $(5,804)
                                             =======     ========       =====       =======      =======

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

                                               GS5          CAS          MIT          EGS          GGS          HYS
                                           Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                           -----------  -----------  -----------  -----------  -----------  -----------
 INCOME:
   Dividend income and capital gain
    distributions received...............   $ 10,139     $    230       $  77      $  8,344     $  2,787     $  1,731
                                            --------     --------       -----      --------     --------     --------
 EXPENSES:
   Mortality and expense risk charges....   $   (375)    $   (117)      $ (24)     $   (692)    $   (522)    $    (83)
   Cost of insurance.....................     (3,766)      (1,345)       (237)      (25,024)     (35,288)      (2,604)
                                            --------     --------       -----      --------     --------     --------
   Total expenses........................   $ (4,141)    $ (1,462)      $(261)     $(25,716)    $(35,810)    $ (2,687)
                                            --------     --------       -----      --------     --------     --------
       Net investment income (loss)......   $  5,998     $ (1,232)      $(184)     $(17,372)    $(33,023)    $   (956)
                                            --------     --------       -----      --------     --------     --------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................   $  7,075     $  1,037       $ 216      $ 16,800     $ 47,627     $  9,692
     Cost of investments sold............     (7,482)      (1,043)       (225)      (18,415)     (48,695)     (10,723)
                                            --------     --------       -----      --------     --------     --------
       Net realized gains (losses).......   $   (407)    $     (6)      $  (9)     $ (1,615)    $ (1,068)    $ (1,031)
                                            --------     --------       -----      --------     --------     --------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................   $(29,724)    $(10,077)      $ 130      $(57,569)    $ 10,314     $ (1,613)
     Beginning of period.................        135          266          33         1,911       --               23
                                            --------     --------       -----      --------     --------     --------
       Change in unrealized appreciation
         (depreciation)..................   $(29,859)    $(10,343)      $  97      $(59,480)    $ 10,314     $ (1,636)
                                            --------     --------       -----      --------     --------     --------
     Realized and unrealized gains
       (losses)..........................   $(30,266)    $(10,349)      $  88      $(61,095)    $  9,246     $ (2,667)
                                            --------     --------       -----      --------     --------     --------
   INCREASE (DECREASE) IN NET ASSETS FROM
     OPERATIONS..........................   $(24,268)    $(11,581)      $ (96)     $(78,467)    $(23,777)    $ (3,623)
                                            ========     ========       =====      ========     ========     ========

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

                                               MIS           NWD          TRS          UTS          OP1
                                           Sub-Account   Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                           ------------  -----------  -----------  -----------  -----------
 INCOME:
   Dividend income and capital gain
    distributions received...............    $  1,150      $   357     $    466     $    199     $    107
                                             --------      -------     --------     --------     --------
 EXPENSES:
   Mortality and expense risk charges....    $   (226)     $   (46)    $   (168)    $   (156)    $ (1,214)
   Cost of insurance.....................      (7,284)      (1,235)      (2,152)      (9,614)      (8,927)
                                             --------      -------     --------     --------     --------
   Total expenses........................    $ (7,510)     $(1,281)    $ (2,320)    $ (9,770)    $(10,141)
                                             --------      -------     --------     --------     --------
       Net investment income (loss)......    $ (6,360)     $  (924)    $ (1,854)    $ (9,571)    $(10,034)
                                             --------      -------     --------     --------     --------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................    $  5,920      $ 4,101     $  2,057     $ 10,086     $ 14,023
     Cost of investments sold............      (5,434)      (3,656)      (2,093)     (10,015)     (13,489)
                                             --------      -------     --------     --------     --------
       Net realized gains (losses).......    $    486      $   445     $    (36)    $     71     $    534
                                             --------      -------     --------     --------     --------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................    $ (6,192)     $ 1,960     $  6,077     $  1,044     $ 73,549
     Beginning of period.................         773          533           (9)         220          (28)
                                             --------      -------     --------     --------     --------
       Change in unrealized appreciation
         (depreciation)..................    $ (6,965)     $ 1,427     $  6,086     $    824     $ 73,577
                                             --------      -------     --------     --------     --------
     Realized and unrealized gains
       (losses)..........................    $ (6,479)     $ 1,872     $  6,050     $    895     $ 74,111
                                             --------      -------     --------     --------     --------
   INCREASE (DECREASE) IN NET ASSETS FROM
     OPERATIONS..........................    $(12,839)     $   948     $  4,196     $ (8,676)    $ 64,077
                                             ========      =======     ========     ========     ========

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

                                               OP2          OP3          OP4         SCA1         SCA2
                                           Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                           -----------  -----------  -----------  -----------  -----------
 INCOME:
   Dividend income and capital gain
    distributions received...............    $ 3,281      $     6       $ 89       $  10,897    $  3,600
                                             -------      -------       ----       ---------    --------
 EXPENSES:
   Mortality and expense risk charges....    $   (58)     $  (401)     -$-         $  (1,037)   $   (307)
   Cost of insurance.....................     (1,383)      (3,332)     --            (11,252)    (11,488)
                                             -------      -------       ----       ---------    --------
   Total expenses........................    $(1,441)     $(3,733)     -$-         $ (12,289)   $(11,795)
                                             -------      -------       ----       ---------    --------
       Net investment income (loss)......    $ 1,840      $(3,727)      $ 89       $  (1,392)   $ (8,195)
                                             -------      -------       ----       ---------    --------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................    $ 7,786      $ 5,114      -$-         $ 396,943    $ 37,624
     Cost of investments sold............     (7,196)      (4,394)     --           (396,943)    (37,065)
                                             -------      -------       ----       ---------    --------
       Net realized gains (losses).......    $   590      $   720      -$-         $  --        $    559
                                             -------      -------       ----       ---------    --------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................    $   216      $36,891       $ 14       $  --        $  2,291
     Beginning of period.................        178          (34)         5          --             (24)
                                             -------      -------       ----       ---------    --------
       Change in unrealized appreciation
         (depreciation)..................    $    38      $36,925       $  9       $  --        $  2,315
                                             -------      -------       ----       ---------    --------
     Realized and unrealized gains
       (losses)..........................    $   628      $37,645       $  9       $  --        $  2,874
                                             -------      -------       ----       ---------    --------
   INCREASE (DECREASE) IN NET ASSETS FROM
     OPERATIONS..........................    $ 2,468      $33,918       $ 98       $  (1,392)   $ (5,321)
                                             =======      =======       ====       =========    ========

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

                                              SCA3         SCA4         SCA5         SCA6
                                           Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                           -----------  -----------  -----------  -----------
 INCOME:
   Dividend income and capital gain
    distributions received...............    $ 2,316     $  2,165     $ 12,139     $  1,531
                                             -------     --------     --------     --------
 EXPENSES:
   Mortality and expense risk charges....    $   (54)    $   (104)    $   (189)    $    (69)
   Cost of insurance.....................     (3,126)      (5,795)      (3,526)      (2,836)
                                             -------     --------     --------     --------
   Total expenses........................    $(3,180)    $ (5,899)    $ (3,715)    $ (2,905)
                                             -------     --------     --------     --------
       Net investment income (loss)......    $  (864)    $ (3,734)    $  8,424     $ (1,374)
                                             -------     --------     --------     --------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................    $ 5,197     $  5,372     $  3,414     $ 10,073
     Cost of investments sold............     (5,017)      (5,837)      (2,763)     (10,155)
                                             -------     --------     --------     --------
       Net realized gains (losses).......    $   180     $   (465)    $    651     $    (82)
                                             -------     --------     --------     --------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................    $   463     $ (8,287)    $(11,278)    $ (1,680)
     Beginning of period.................        (79)         264          257          120
                                             -------     --------     --------     --------
       Change in unrealized appreciation
         (depreciation)..................    $   542     $ (8,551)    $(11,535)    $ (1,800)
                                             -------     --------     --------     --------
     Realized and unrealized gains
       (losses)..........................    $   722     $ (9,016)    $(10,884)    $ (1,882)
                                             -------     --------     --------     --------
   INCREASE (DECREASE) IN NET ASSETS FROM
     OPERATIONS..........................    $  (142)    $(12,750)    $ (2,460)    $ (3,256)
                                             =======     ========     ========     ========

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS

                                                              AIM1                                        AIM2
                                                           Sub-Account                                 Sub-Account
                                            -----------------------------------------   -----------------------------------------
                                               Year Ended           Period Ended           Year Ended           Period Ended
                                            December 31, 2000   December 31, 1999 (a)   December 31, 2000   December 31, 1999 (a)
                                            -----------------   ---------------------   -----------------   ---------------------
OPERATIONS:
  Net investment income (loss)............      $  (5,811)              $   28               $ (9,652)              $   42
  Net realized gains (losses).............           (281)            --                       (2,895)            --
  Net unrealized gains (losses)...........        (17,451)                 302                (64,642)                 168
                                                ---------               ------               --------               ------
      Increase (Decrease) in net assets
        from operations:..................      $ (23,543)              $  330               $(77,189)              $  210
                                                ---------               ------               --------               ------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received............      $  10,940               $1,000               $  5,003               $1,000
    Net transfers between sub-accounts and
      fixed accounts......................        139,238             --                      335,272                  375
    Withdrawals, surrenders and account
      fees................................       --                   --                     --                   --
                                                ---------               ------               --------               ------
      Net contract owner activity.........      $ 150,178               $1,000               $340,275               $1,375
                                                ---------               ------               --------               ------
    Increase (Decrease) in net assets.....      $ 126,635               $1,330               $263,086               $1,585
NET ASSETS
  Beginning of period.....................          1,330             --                        1,585             --
                                                ---------               ------               --------               ------
  End of period...........................      $ 127,965               $1,330               $264,671               $1,585
                                                =========               ======               ========               ======

                                                              AIM3                                        AIM4
                                                           Sub-Account                                 Sub-Account
                                            -----------------------------------------   -----------------------------------------
                                               Year Ended           Period Ended           Year Ended           Period Ended
                                            December 31, 2000   December 31, 1999 (a)   December 31, 2000   December 31, 1999 (a)
                                            -----------------   ---------------------   -----------------   ---------------------
OPERATIONS:
  Net investment income (loss)............      $  (4,662)              $   10               $ (6,862)              $   48
  Net realized gains (losses).............           (786)            --                       (4,803)            --
  Net unrealized gains (losses)...........       (118,650)                 172                (47,025)                 438
                                                ---------               ------               --------               ------
      Increase (Decrease) in net assets
        from operations:..................      $(124,098)              $  182               $(58,690)              $  486
                                                ---------               ------               --------               ------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received............      $  56,135               $1,000               $  7,129               $1,000
    Net transfers between sub-accounts and
      fixed accounts......................        542,458             --                      379,130                  749
    Withdrawals, surrenders and account
      fees................................       --                   --                     --                   --
                                                ---------               ------               --------               ------
      Net contract owner activity.........      $ 598,593               $1,000               $386,259               $1,749
                                                ---------               ------               --------               ------
    Increase (Decrease) in net assets.....      $ 474,495               $1,182               $327,569               $2,235
NET ASSETS
  Beginning of period.....................          1,182             --                        2,235             --
                                                ---------               ------               --------               ------
  End of period...........................      $ 475,677               $1,182               $329,804               $2,235
                                                =========               ======               ========               ======

(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

                                                               AL1                                         AL2
                                                           Sub-Account                                 Sub-Account
                                            -----------------------------------------   -----------------------------------------
                                               Year Ended           Period Ended           Year Ended           Period Ended
                                            December 31, 2000   December 31, 1999 (a)   December 31, 2000   December 31, 1999 (a)
                                            -----------------   ---------------------   -----------------   ---------------------
OPERATIONS:
  Net investment income (loss)............       $(13,443)            --$                    $   (991)            --$
  Net realized gains (losses).............         (2,884)            --                         (262)            --
  Net unrealized gains (losses)...........        (78,284)                 179                 (1,515)                 340
                                                 --------               ------               --------               ------
      Increase (Decrease) in net assets
        from operations:..................       $(94,611)              $  179               $ (2,768)              $  340
                                                 --------               ------               --------               ------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received............       $ 36,768               $1,000               $  2,364               $1,000
    Net transfers between sub-accounts and
      fixed accounts......................        373,473             --                       81,744             --
    Withdrawals, surrenders and account
      fees................................       --                   --                     --                   --
                                                 --------               ------               --------               ------
      Net contract owner activity.........       $410,241               $1,000               $ 84,108               $1,000
                                                 --------               ------               --------               ------
  Increase (Decrease) in net assets.......       $315,630               $1,179               $ 81,340               $1,340
NET ASSETS
  Beginning of period.....................          1,179             --                        1,340             --
                                                 --------               ------               --------               ------
  End of period...........................       $316,809               $1,179               $ 82,680               $1,340
                                                 ========               ======               ========               ======

                                                               AL3                                         GS1
                                                           Sub-Account                                 Sub-Account
                                            -----------------------------------------   -----------------------------------------
                                               Year Ended           Period Ended           Year Ended           Period Ended
                                            December 31, 2000   December 31, 1999 (a)   December 31, 2000   December 31, 1999 (a)
                                            -----------------   ---------------------   -----------------   ---------------------
OPERATIONS:
  Net investment income (loss)............       $    914             --$                    $  2,790               $    1
  Net realized gains (losses).............           (498)            --                       (2,045)            --
  Net unrealized gains (losses)...........         (7,832)                 340                (66,841)                 190
                                                 --------               ------               --------               ------
      Increase (Decrease) in net assets
        from operations:..................       $ (7,416)              $  340               $(66,096)              $  191
                                                 --------               ------               --------               ------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received............       $    814               $1,000               $    313               $1,000
    Net transfers between sub-accounts and
      fixed accounts......................         70,622             --                      223,186             --
    Withdrawals, surrenders and account
      fees................................       --                   --                     --                   --
                                                 --------               ------               --------               ------
      Net contract owner activity.........       $ 71,436               $1,000               $223,499               $1,000
                                                 --------               ------               --------               ------
    Increase (Decrease) in net assets.....       $ 64,020               $1,340               $157,403               $1,191
NET ASSETS
  Beginning of period.....................          1,340             --                        1,191             --
                                                 --------               ------               --------               ------
  End of period...........................       $ 65,360               $1,340               $158,594               $1,191
                                                 ========               ======               ========               ======

(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

                                                               GS2                                         GS3
                                                           Sub-Account                                 Sub-Account
                                            -----------------------------------------   -----------------------------------------
                                               Year Ended           Period Ended           Year Ended           Period Ended
                                            December 31, 2000   December 31, 1999 (a)   December 31, 2000   December 31, 1999 (a)
                                            -----------------   ---------------------   -----------------   ---------------------
OPERATIONS:
  Net investment income (loss)............       $    24                $    3               $ (1,189)              $   16
  Net realized gains (losses).............             7              --                         (441)            --
  Net unrealized gains (losses)...........          (125)                  141                 (1,934)                  88
                                                 -------                ------               --------               ------
      Increase (Decrease) in net assets
        from operations:..................       $   (94)               $  144               $ (3,564)              $  104
                                                 -------                ------               --------               ------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received............       $--                    $1,000               $    295               $1,000
    Net transfers between sub-accounts and
      fixed accounts......................         2,690              --                       33,819                  561
    Withdrawals, surrenders and account
      fees................................       --                   --                     --                   --
                                                 -------                ------               --------               ------
      Net contract owner activity.........       $ 2,690                $1,000               $ 34,114               $1,561
                                                 -------                ------               --------               ------
    Increase (Decrease) in net assets.....       $ 2,596                $1,144               $ 30,550               $1,665
NET ASSETS
  Beginning of period.....................         1,144              --                        1,665             --
                                                 -------                ------               --------               ------
  End of period...........................       $ 3,740                $1,144               $ 32,215               $1,665
                                                 =======                ======               ========               ======

                                                               GS4                                         GS5
                                                           Sub-Account                                 Sub-Account
                                            -----------------------------------------   -----------------------------------------
                                               Year Ended           Period Ended           Year Ended           Period Ended
                                            December 31, 2000   December 31, 1999 (a)   December 31, 2000   December 31, 1999 (a)
                                            -----------------   ---------------------   -----------------   ---------------------
Operations:
  Net investment income (loss)............       $(5,054)               $   11               $  5,998               $   91
  Net realized gains (losses).............           335              --                         (407)            --
  Net unrealized gains (losses)...........        (1,085)                  (12)               (29,859)                 135
                                                 -------                ------               --------               ------
  Increase (Decrease) in net assets from
    operations:...........................       $(5,804)               $   (1)              $(24,268)              $  226
                                                 -------                ------               --------               ------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received............       $--                    $1,000               $ 18,327               $1,000
    Net transfers between sub-accounts and
      fixed accounts......................        23,017              --                      174,182             --
    Withdrawals, surrenders and account
      fees................................       --                   --                     --                   --
                                                 -------                ------               --------               ------
      Net contract owner activity.........       $23,017                $1,000               $192,509               $1,000
                                                 -------                ------               --------               ------
    Increase (Decrease) in net assets.....       $17,213                $  999               $168,241               $1,226
NET ASSETS
  Beginning of period.....................           999              --                        1,226             --
                                                 -------                ------               --------               ------
  End of period...........................       $18,212                $  999               $169,467               $1,226
                                                 =======                ======               ========               ======

(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

                                                               CAS                                         MIT
                                                           Sub-Account                                 Sub-Account
                                            -----------------------------------------   -----------------------------------------
                                               Year Ended           Period Ended           Year Ended           Period Ended
                                            December 31, 2000   December 31, 1999 (a)   December 31, 2000   December 31, 1999 (a)
                                            -----------------   ---------------------   -----------------   ---------------------
OPERATIONS:
  Net investment income (loss)............       $ (1,232)            -$-                    $   (184)            --$
  Net realized gains (losses).............             (6)            --                           (9)            --
  Net unrealized gains (losses)...........        (10,343)                 266                     97                   33
                                                 --------              -------               --------               ------
      Increase (Decrease) in net assets
        from operations:..................       $(11,581)             $   266               $    (96)              $   33
                                                 --------              -------               --------               ------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received............       $    143              $ 1,000               $    605               $1,000
    Net transfers between sub-accounts and
      fixed accounts......................        140,293             --                       41,958             --
    Withdrawals, surrenders and account
      fees................................       --                   --                     --                   --
                                                 --------              -------               --------               ------
      Net contract owner activity.........       $140,436              $ 1,000               $ 42,563               $1,000
                                                 --------              -------               --------               ------
    Increase (Decrease) in net assets.....       $128,855              $ 1,266               $ 42,467               $1,033
NET ASSETS
  Beginning of period.....................          1,266             --                        1,033             --
                                                 --------              -------               --------               ------
  End of period...........................       $130,121              $ 1,266               $ 43,500               $1,033
                                                 ========              =======               ========               ======

                                                               EGS                                         GGS
                                                           Sub-Account                                 Sub-Account
                                            -----------------------------------------   -----------------------------------------
                                               Year Ended           Period Ended           Year Ended           Period Ended
                                            December 31, 2000   December 31, 1999 (a)   December 31, 2000   December 31, 1999 (a)
                                            -----------------   ---------------------   -----------------   ---------------------
OPERATIONS:
  Net investment income (loss)............       $(17,372)             $  (187)              $(33,023)            --$
  Net realized gains (losses).............         (1,615)                 365                 (1,068)            --
  Net unrealized gains (losses)...........        (59,480)               1,911                 10,314             --
                                                 --------              -------               --------               ------
      Increase (Decrease) in net assets
        from operations:..................       $(78,467)             $ 2,089               $(23,777)            --$
                                                 --------              -------               --------               ------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received............       $  5,076              $ 1,000               $  2,441               $1,000
    Net transfers between sub-accounts and
      fixed accounts......................        329,267                9,901                195,649                  561
    Withdrawals, surrenders and account
      fees................................       --                     (1,314)              --                   --
                                                 --------              -------               --------               ------
      Net contract owner activity.........       $334,343              $ 9,587               $198,090               $1,561
                                                 --------              -------               --------               ------
    Increase (Decrease) in net assets.....       $255,876              $11,676               $174,313               $1,561
NET ASSETS
  Beginning of period.....................         11,676             --                        1,561             --
                                                 --------              -------               --------               ------
  End of period...........................       $267,552              $11,676               $175,874               $1,561
                                                 ========              =======               ========               ======

(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

                                                               HYS                                         MIS
                                                           Sub-Account                                 Sub-Account
                                            -----------------------------------------   -----------------------------------------
                                               Year Ended           Period Ended           Year Ended           Period Ended
                                            December 31, 2000   December 31, 1999 (a)   December 31, 2000   December 31, 1999 (a)
                                            -----------------   ---------------------   -----------------   ---------------------
OPERATIONS:
  Net investment income (loss)............       $  (956)             --$                    $ (6,360)             $  (184)
  Net realized gains (losses).............        (1,031)             --                          486                  171
  Net unrealized gains (losses)...........        (1,636)                   23                 (6,965)                 773
                                                 -------                ------               --------              -------
      Increase (Decrease) in net assets
        from operations:..................       $(3,623)               $   23               $(12,839)             $   760
                                                 -------                ------               --------              -------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received............       $ 1,397                $1,000               $  2,250              $ 1,000
    Net transfers between sub-accounts and
      fixed accounts......................        49,034                   187                150,206                9,901
    Withdrawals, surrenders and account
      fees................................       --                   --                     --                     (1,145)
                                                 -------                ------               --------              -------
      Net contract owner activity.........       $50,431                $1,187               $152,456              $ 9,756
                                                 -------                ------               --------              -------
    Increase (Decrease) in net assets.....       $46,808                $1,210               $139,617              $10,516
NET ASSETS
  Beginning of period.....................         1,210              --                       10,516             --
                                                 -------                ------               --------              -------
  End of period...........................       $48,018                $1,210               $150,133              $10,516
                                                 =======                ======               ========              =======

                                                               NWD                                         TRS
                                                           Sub-Account                                 Sub-Account
                                            -----------------------------------------   -----------------------------------------
                                               Year Ended           Period Ended           Year Ended           Period Ended
                                            December 31, 2000   December 31, 1999 (a)   December 31, 2000   December 31, 1999 (a)
                                            -----------------   ---------------------   -----------------   ---------------------
OPERATIONS:
  Net investment income (loss)............       $  (924)             --$                    $ (1,854)             $   (87)
  Net realized gains (losses).............           445              --                          (36)                  (3)
  Net unrealized gains (losses)...........         1,427                   533                  6,086                   (9)
                                                 -------                ------               --------              -------
      Increase (Decrease) in net assets
        from operations:..................       $   948                $  533               $  4,196              $   (99)
                                                 -------                ------               --------              -------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received............       $   868                $1,000               $  1,422              $ 1,000
    Net transfers between sub-accounts and
      fixed accounts......................        45,280              --                       72,895                4,951
    Withdrawals, surrenders and account
      fees................................       --                   --                     --                       (985)
                                                 -------                ------               --------              -------
      Net contract owner activity.........       $46,148                $1,000               $ 74,317              $ 4,966
                                                 -------                ------               --------              -------
    Increase (Decrease) in net assets.....       $47,096                $1,533               $ 78,513              $ 4,867
NET ASSETS
  Beginning of period.....................         1,533              --                        4,867             --
                                                 -------                ------               --------              -------
  End of period...........................       $48,629                $1,533               $ 83,380              $ 4,867
                                                 =======                ======               ========              =======

(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

                                                               UTS                                         OP1
                                                           Sub-Account                                 Sub-Account
                                            -----------------------------------------   -----------------------------------------
                                               Year Ended           Period Ended           Year Ended           Period Ended
                                            December 31, 2000   December 31, 1999 (a)   December 31, 2000   December 31, 1999 (a)
                                            -----------------   ---------------------   -----------------   ---------------------
OPERATIONS:
  Net investment income (loss)............       $(9,571)             --$                    $(10,034)            -$-
  Net realized gains (losses).............            71              --                          534             --
  Net unrealized gains (losses)...........           824                   220                 73,577                  (28)
                                                 -------                ------               --------              -------
      Increase (Decrease) in net assets
        from operations:..................       $(8,676)               $  220               $ 64,077              $   (28)
                                                 -------                ------               --------              -------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received............       $    48                $1,000               $ 55,584              $ 1,000
    Net transfers between sub-accounts and
      fixed accounts......................        92,246              --                      466,926             --
    Withdrawals, surrenders and account
      fees................................       --                   --                     --                   --
                                                 -------                ------               --------              -------
      Net contract owner activity.........       $92,294                $1,000               $522,510              $ 1,000
                                                 -------                ------               --------              -------
    Increase (Decrease) in net assets.....       $83,618                $1,220               $586,587              $   972
NET ASSETS
  Beginning of period.....................         1,220              --                          972             --
                                                 -------                ------               --------              -------
  End of period...........................       $84,838                $1,220               $587,559              $   972
                                                 =======                ======               ========              =======

                                                               OP2                                         OP3
                                                           Sub-Account                                 Sub-Account
                                            -----------------------------------------   -----------------------------------------
                                               Year Ended           Period Ended           Year Ended           Period Ended
                                            December 31, 2000   December 31, 1999 (a)   December 31, 2000   December 31, 1999 (a)
                                            -----------------   ---------------------   -----------------   ---------------------
OPERATIONS:
  Net investment income (loss)............       $ 1,840                $   28               $ (3,727)            -$-
  Net realized gains (losses).............           590              --                          720             --
  Net unrealized gains (losses)...........            38                   178                 36,925                   34
                                                 -------                ------               --------              -------
      Increase (Decrease) in net assets
        from operations:..................       $ 2,468                $  206               $ 33,918              $   (34)
                                                 -------                ------               --------              -------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received............       $--                    $1,000               $ 18,274              $ 1,000
    Net transfers between sub-accounts and
      fixed accounts......................        37,341              --                      178,297             --
    Withdrawals, surrenders and account
      fees................................       --                   --                     --                   --
                                                 -------                ------               --------              -------
      Net contract owner activity.........       $37,341                $1,000               $196,571              $ 1,000
                                                 -------                ------               --------              -------
    Increase (Decrease) in net assets.....       $39,809                $1,206               $230,489              $   966
NET ASSETS
  Beginning of period.....................         1,206              --                          966             --
                                                 -------                ------               --------              -------
  End of period...........................       $41,015                $1,206               $231,455              $   966
                                                 =======                ======               ========              =======

(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

                                                               OP4                                        SCA1
                                                           Sub-Account                                 Sub-Account
                                            -----------------------------------------   -----------------------------------------
                                               Year Ended           Period Ended           Year Ended           Period Ended
                                            December 31, 2000   December 31, 1999 (a)   December 31, 2000   December 31, 1999 (a)
                                            -----------------   ---------------------   -----------------   ---------------------
OPERATIONS:
  Net investment income (loss)............       $     89             -$-                    $ (1,392)              $   17
  Net realized gains (losses).............       --                   --                     --                   --
  Net unrealized gains (losses)...........              9                    5               --                   --
                                                 --------              -------               --------               ------
      Increase (Decrease) in net assets
        from operations:..................       $     98              $     5               $ (1,392)              $   17
                                                 --------              -------               --------               ------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received............       $--                   $ 1,000               $  3,884               $1,000
    Net transfers between sub-accounts and
      fixed accounts......................       --                   --                      278,714             --
    Withdrawals, surrenders and account
      fees................................       --                   --                     --                   --
                                                 --------              -------               --------               ------
      Net contract owner activity.........       $--                   $ 1,000               $282,598               $1,000
                                                 --------              -------               --------               ------
    Increase (Decrease) in net assets.....       $     98              $ 1,005               $281,206               $1,017
NET ASSETS
  Beginning of period.....................          1,005             --                        1,017             --
                                                 --------              -------               --------               ------
  End of period...........................       $  1,103              $ 1,005               $282,223               $1,017
                                                 ========              =======               ========               ======

                                                              SCA2                                        SCA3
                                                           Sub-Account                                 Sub-Account
                                            -----------------------------------------   -----------------------------------------
                                               Year Ended           Period Ended           Year Ended           Period Ended
                                            December 31, 2000   December 31, 1999 (a)   December 31, 2000   December 31, 1999 (a)
                                            -----------------   ---------------------   -----------------   ---------------------
OPERATIONS:
  Net investment income (loss)............       $ (8,195)             $    22               $   (864)              $   51
  Net realized gains (losses).............            559             --                          180             --
  Net unrealized gains (losses)...........          2,315                  (24)                   542                  (79)
                                                 --------              -------               --------               ------
      Increase (Decrease) in net assets
        from operations:..................       $ (5,321)             $    (2)              $   (142)              $  (28)
                                                 --------              -------               --------               ------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received............       $  5,402              $ 1,000               $    142               $1,000
    Net transfers between sub-accounts and
      fixed accounts......................        133,671                  749                 55,523             --
    Withdrawals, surrenders and account
      fees................................       --                   --                     --                   --
                                                 --------              -------               --------               ------
      Net contract owner activity.........       $139,073              $ 1,749               $ 55,665               $1,000
                                                 --------              -------               --------               ------
    Increase (Decrease) in net assets.....       $133,752              $ 1,747               $ 55,523               $  972
NET ASSETS
  Beginning of period.....................          1,747             --                          972             --
                                                 --------              -------               --------               ------
  End of period...........................       $135,499              $ 1,747               $ 56,495               $  972
                                                 ========              =======               ========               ======

(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

                                                              SCA4                                        SCA5
                                                           Sub-Account                                 Sub-Account
                                            -----------------------------------------   -----------------------------------------
                                               Year Ended           Period Ended           Year Ended           Period Ended
                                            December 31, 2000   December 31, 1999 (a)   December 31, 2000   December 31, 1999 (a)
                                            -----------------   ---------------------   -----------------   ---------------------
OPERATIONS:
  Net investment income (loss)............       $ (3,734)            --$                    $  8,424               $   38
  Net realized gains (losses).............           (465)            --                          651             --
  Net unrealized gains (losses)...........         (8,551)                 264                (11,535)                 257
                                                 --------               ------               --------               ------
      Increase (Decrease) in net assets
        from operations:..................       $(12,750)              $  264               $ (2,460)              $  295
                                                 --------               ------               --------               ------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received............       $    414               $1,000               $  3,299               $1,000
    Net transfers between sub-accounts and
      fixed accounts......................         68,975             --                      151,722                  562
    Withdrawals, surrenders and account
      fees................................       --                   --                     --                   --
                                                 --------               ------               --------               ------
      Net contract owner activity.........       $ 69,389               $1,000               $155,021               $1,562
                                                 --------               ------               --------               ------
    Increase (Decrease) in net assets.....       $ 56,639               $1,264               $152,561               $1,857
NET ASSETS
  Beginning of period.....................          1,264             --                        1,857             --
                                                 --------               ------               --------               ------
  End of period...........................       $ 57,903               $1,264               $154,418               $1,857
                                                 ========               ======               ========               ======

                                                              SCA6
                                                           Sub-Account
                                            -----------------------------------------
                                               Year Ended           Period Ended
                                            December 31, 2000   December 31, 1999 (a)
                                            -----------------   ---------------------
OPERATIONS:
  Net investment income (loss)............       $ (1,374)              $    2
  Net realized gains (losses).............            (82)            --
  Net unrealized gains (losses)...........         (1,800)                 120
                                                 --------               ------
      Increase (Decrease) in net assets
        from operations:..................       $ (3,256)              $  122
                                                 --------               ------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received............       $--                    $1,000
    Net transfers between sub-accounts and
      fixed accounts......................         49,492             --
    Withdrawals, surrenders and account
      fees................................       --                   --
                                                 --------               ------
      Net contract owner activity.........       $ 49,492               $1,000
                                                 --------               ------
    Increase (Decrease) in net assets.....       $ 46,236               $1,122
NET ASSETS
  Beginning of period.....................          1,122             --
                                                 --------               ------
  End of period...........................       $ 47,358               $1,122
                                                 ========               ======

(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION

Sun Life of Canada (U.S.) Variable Account I (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.) (the "Sponsor") was established on August 25, 1999 as a funding vehicle for the variable portion of certain individual variable universal life insurance contracts. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific mutual fund or series thereof selected by contract owners. The funds currently offered are as follows: AIM Variable Insurance Funds, Inc., the Alger American Fund, Goldman Sachs Variable Insurance Trust, MFS/Sun Life Series Trust, OCC Accumulation Trust, and Sun Capital Advisers Trust (collectively the "Funds"). The MFS/Sun Life Series Trust and Sun Capital Advisers Trust are advised by affiliates of the Sponsor.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS

Investments in the Funds are recorded at their net asset value. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not subject to tax.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

(3) CONTRACT CHARGES

The Sponsor sells both a Survivorship Variable Universal Life Insurance Product ("Survivorship Product") and a Single Life Variable Universal Life Product ("Single Life Product"). The Sponsor deducts a sales charge from purchase payments. For the Single Life Product the current charge is 5.25% of the amount of purchase payments. The maximum charge is guaranteed not to exceed 7.25% of purchase payments. For the Survivorship Product in the first policy year, the charge is 10% of premiums up to an amount specified in the policy which is based on age, sex, and rating class of each insured. The charge on premiums in excess of that amount is currently 5.25% and is guaranteed not to exceed 7.25%. For Policy years 2 and thereafter, the charge is currently 5.25%, and is guaranteed not to exceed 7.25%.

A mortality and expense risk charge based on the value of the variable account is deducted from the variable account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The maximum deduction is at an effective annual rate of .60% for the Single Life Product and .80% for the Survivorship Product. The current effective annual rates are .60% for policy years 1 through 10, and 0.20% thereafter for the Single Life Product, and 0.50% for the Survivorship Product.

For the Single Life Product, a monthly administration charge of $8 is deducted proportionally from the sub-accounts of each contract's Account Value to cover administrative costs and expenses relating to the contracts.

For the Survivorship Product, the Sponsor deducts a monthly face amount charge from each contract's Account Value. This charge is in effect for the first 10 policy years from the issuance date of the policy based on the initial specified face amount, and for the first 10 policy years following the effective date of each increase in specified face amount, based on the amount of the increase. The applicable charge is based on a rate that varies based on the age, sex and rating class of each insured.

A surrender charge may be deducted to cover certain expenses relating to the sale of the contract. The surrender charge will be an amount based on certain factors, including the specified face amount, the insured's age, sex and rating class. For the Single Life Product, the surrender charge applies to the first 10 policy years or the 10 policy years from issuance following an increase in the specified face amount of the policy. For the Survivorship Product, the surrender charge period will generally end after 15 policy years from the date of policy issue or the effective date of each increase in the specified face amount.

The Sponsor deducts a monthly cost of insurance from the account value to cover anticipated costs of providing insurance coverage. The charge is based on the length of time a policy has been in force and other factors, including issue age, sex and rating class of each insured, but will not exceed the guaranteed maximum monthly cost of insurance rates based on the 1980 Commissioner's Standard Ordinary Smoker and Nonsmoker Mortality Tables.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

(4) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- FUTURITY VARIABLE UNIVERSAL LIFE

During 1999, the Company deposited $1,000 of initial "seed" money in each of the Sub-Accounts. Unlike normal participant transactions, the initial "seed" money deposited is not issued with corresponding units. The accumulated balance of "seed" money remaining in the Sub-Accounts total $31,676 at December 31, 2000.

Transactions in participant units were as follows:

                                              AIM1 SUB-ACCOUNT                 AIM2 SUB-ACCOUNT
                                       ------------------------------   ------------------------------
                                        YEAR ENDED      PERIOD ENDED     YEAR ENDED      PERIOD ENDED
                                        DECEMBER 31     DECEMBER 31,     DECEMBER 31     DECEMBER 31,
                                           2000           1999 (A)          2000           1999 (A)
                                       -------------   --------------   -------------   --------------
Units Outstanding
  Beginning of period................         --             --                32             --
    Units purchased..................         32             --               375             --
    Units transferred between Sub-
      Accounts and Fixed Account.....      9,426             --            25,642             32
    Units withdrawn and surrendered..       (488)            --            (1,453)            --
                                          ------            ---            ------            ---
Units Outstanding
  End of period......................      8,970             --            24,596             32
                                          ======            ===            ======            ===

                                              AIM3 SUB-ACCOUNT                 AIM4 SUB-ACCOUNT
                                       ------------------------------   ------------------------------
                                        YEAR ENDED      PERIOD ENDED     YEAR ENDED      PERIOD ENDED
                                        DECEMBER 31     DECEMBER 31,     DECEMBER 31     DECEMBER 31,
                                           2000           1999 (A)          2000           1999 (A)
                                       -------------   --------------   -------------   --------------
Units Outstanding
  Beginning of period................         --             --                53             --
    Units purchased..................        243             --               390             --
    Units transferred between Sub-
      Accounts and Fixed Account.....     13,787             --            26,201             53
    Units withdrawn and surrendered..     (1,449)            --            (2,098)            --
                                          ------            ---            ------            ---
Units Outstanding
  End of period......................     12,581             --            24,546             53
                                          ======            ===            ======            ===

                                              AL1 SUB-ACCOUNT                  AL2 SUB-ACCOUNT
                                       ------------------------------   ------------------------------
                                        YEAR ENDED      PERIOD ENDED     YEAR ENDED      PERIOD ENDED
                                        DECEMBER 31     DECEMBER 31,     DECEMBER 31     DECEMBER 31,
                                           2000           1999 (A)          2000           1999 (A)
                                       -------------   --------------   -------------   --------------
Units Outstanding
  Beginning of period................         --             --                --             --
    Units purchased..................        115             --                65             --
    Units transferred between Sub-
      Accounts and Fixed Account.....      9,557             --             4,345             --
    Units withdrawn and surrendered..     (1,297)            --               (51)            --
                                          ------            ---            ------            ---
Units Outstanding
  End of period......................      8,375             --             4,359             --
                                          ======            ===            ======            ===

                                              AL3 SUB-ACCOUNT                  GS1 SUB-ACCOUNT
                                       ------------------------------   ------------------------------
                                        YEAR ENDED      PERIOD ENDED     YEAR ENDED      PERIOD ENDED
                                        DECEMBER 31     DECEMBER 31,     DECEMBER 31     DECEMBER 31,
                                           2000           1999 (A)          2000           1999 (A)
                                       -------------   --------------   -------------   --------------
Units Outstanding
  Beginning of period................         --             --                --             --
    Units purchased..................         68             --                29             --
    Units transferred between Sub-
      Accounts and Fixed Account.....      6,537             --            17,768             --
    Units withdrawn and surrendered..       (119)            --              (965)            --
                                          ------            ---            ------            ---
Units Outstanding
  End of period......................      6,486             --            16,832             --
                                          ======            ===            ======            ===

(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

(4) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- FUTURITY VARIABLE UNIVERSAL LIFE -- continued

                                              GS2 SUB-ACCOUNT                  GS3 SUB-ACCOUNT
                                       ------------------------------   ------------------------------
                                        YEAR ENDED      PERIOD ENDED     YEAR ENDED      PERIOD ENDED
                                        DECEMBER 31     DECEMBER 31,     DECEMBER 31     DECEMBER 31,
                                           2000           1999 (A)          2000           1999 (A)
                                       -------------   --------------   -------------   --------------
Units Outstanding
  Beginning of period................         --             --                52             --
    Units purchased..................         --             --                27             --
    Units transferred between Sub-
      Accounts and Fixed Account.....        232             --             3,170             52
    Units withdrawn and surrendered..         (9)            --               (81)            --
                                          ------            ---            ------            ---
Units outstanding
  End of period......................        223             --             3,168             52
                                          ======            ===            ======            ===

                                              GS4 SUB-ACCOUNT                  GS5 SUB-ACCOUNT
                                       ------------------------------   ------------------------------
                                        YEAR ENDED      PERIOD ENDED     YEAR ENDED      PERIOD ENDED
                                        DECEMBER 31     DECEMBER 31,     DECEMBER 31     DECEMBER 31,
                                           2000           1999 (A)          2000           1999 (A)
                                       -------------   --------------   -------------   --------------
Units Outstanding
  Beginning of period................         --             --                --             --
    Units purchased..................         --             --                80             --
    Units transferred between Sub-
      Accounts and Fixed Account.....      2,345             --             3,709             --
    Units withdrawn and surrendered..       (514)            --              (212)            --
                                          ------            ---            ------            ---
Units outstanding
  End of period......................      1,831             --             3,577             --
                                          ======            ===            ======            ===

                                              CAS SUB-ACCOUNT                  MIT SUB-ACCOUNT
                                       ------------------------------   ------------------------------
                                        YEAR ENDED      PERIOD ENDED     YEAR ENDED      PERIOD ENDED
                                        DECEMBER 31     DECEMBER 31,     DECEMBER 31     DECEMBER 31,
                                           2000           1999 (A)          2000           1999 (A)
                                       -------------   --------------   -------------   --------------
Units Outstanding
  Beginning of period................         --             --                --             --
    Units purchased..................         13             --                59             --
    Units transferred between Sub-
      Accounts and Fixed Account.....     11,630             --             3,151             --
    Units withdrawn and surrendered..       (116)            --               (20)            --
                                          ------            ---            ------            ---
Units outstanding
  End of period......................     11,527             --             3,190             --
                                          ======            ===            ======            ===

                                              EGS SUB-ACCOUNT                  GGS SUB-ACCOUNT
                                       ------------------------------   ------------------------------
                                        YEAR ENDED      PERIOD ENDED     YEAR ENDED      PERIOD ENDED
                                        DECEMBER 31     DECEMBER 31,     DECEMBER 31     DECEMBER 31,
                                           2000           1999 (A)          2000           1999 (A)
                                       -------------   --------------   -------------   --------------
Units Outstanding
  Beginning of period................        742             --                56             --
    Units purchased..................        231             --               175             --
    Units transferred between Sub-
      Accounts and Fixed Account.....     18,257            742            18,687             56
    Units withdrawn and surrendered..     (1,471)            --            (3,243)            --
                                          ------            ---            ------            ---
Units outstanding
  End of period......................     17,759            742            15,675             56
                                          ======            ===            ======            ===

(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

(4) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- FUTURITY VARIABLE UNIVERSAL LIFE -- continued

                                              HYS SUB-ACCOUNT                  MIS SUB-ACCOUNT
                                       ------------------------------   ------------------------------
                                        YEAR ENDED      PERIOD ENDED     YEAR ENDED      PERIOD ENDED
                                        DECEMBER 31     DECEMBER 31,     DECEMBER 31     DECEMBER 31,
                                           2000           1999 (A)          2000           1999 (A)
                                       -------------   --------------   -------------   --------------
Units Outstanding
  Beginning of period................         18             --               851             --
    Units purchased..................        123             --                69             --
    Units transferred between Sub-
      Accounts and Fixed Account.....      3,905             18            12,419            851
    Units withdrawn and surrendered..       (220)            --              (498)            --
                                          ------            ---            ------            ---
Units outstanding
  End of period......................      3,826             18            12,841            851
                                          ======            ===            ======            ===

                                              NWD SUB-ACCOUNT                  TRS SUB-ACCOUNT
                                       ------------------------------   ------------------------------
                                        YEAR ENDED      PERIOD ENDED     YEAR ENDED      PERIOD ENDED
                                        DECEMBER 31     DECEMBER 31,     DECEMBER 31     DECEMBER 31,
                                           2000           1999 (A)          2000           1999 (A)
                                       -------------   --------------   -------------   --------------
Units Outstanding
  Beginning of period................         --             --               495             --
    Units purchased..................         51             --                55             --
    Units transferred between Sub-
      Accounts and Fixed Account.....      3,018             --             5,361            495
    Units withdrawn and surrendered..        (77)            --              (188)            --
                                          ------            ---            ------            ---
Units outstanding
  End of period......................      2,992             --             5,723            495
                                          ======            ===            ======            ===

                                              UTS SUB-ACCOUNT                  OP1 SUB-ACCOUNT
                                       ------------------------------   ------------------------------
                                        YEAR ENDED      PERIOD ENDED     YEAR ENDED      PERIOD ENDED
                                        DECEMBER 31     DECEMBER 31,     DECEMBER 31     DECEMBER 31,
                                           2000           1999 (A)          2000           1999 (A)
                                       -------------   --------------   -------------   --------------
Units Outstanding
  Beginning of period................         --             --                --             --
    Units purchased..................         45             --               328             --
    Units transferred between Sub-
      Accounts and Fixed Account.....      5,068             --             6,423             --
    Units withdrawn and surrendered..       (722)            --              (711)            --
                                          ------            ---            ------            ---
Units outstanding
  End of period......................      4,391             --             6,040             --
                                          ======            ===            ======            ===

                                              OP2 SUB-ACCOUNT                  OP3 SUB-ACCOUNT
                                       ------------------------------   ------------------------------
                                        YEAR ENDED      PERIOD ENDED     YEAR ENDED      PERIOD ENDED
                                        DECEMBER 31     DECEMBER 31,     DECEMBER 31     DECEMBER 31,
                                           2000           1999 (A)          2000           1999 (A)
                                       -------------   --------------   -------------   --------------
Units Outstanding
  Beginning of period................         --             --                --             --
    Units purchased..................         --             --                84             --
    Units transferred between Sub-
      Accounts and Fixed Account.....      1,455             --             3,615             --
    Units withdrawn and surrendered..        (84)            --              (228)            --
                                          ------            ---            ------            ---
Units outstanding
  End of period......................      1,371             --             3,471             --
                                          ======            ===            ======            ===

(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

(4) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- FUTURITY VARIABLE UNIVERSAL LIFE -- continued

                                              OP4 SUB-ACCOUNT                  SCA1 SUB-ACCOUNT
                                       ------------------------------   ------------------------------
                                        YEAR ENDED      PERIOD ENDED     YEAR ENDED      PERIOD ENDED
                                        DECEMBER 31     DECEMBER 31,     DECEMBER 31     DECEMBER 31,
                                           2000           1999 (A)          2000           1999 (A)
                                       -------------   --------------   -------------   --------------
Units Outstanding
  Beginning of period................         --             --                --             --
    Units purchased..................         --             --               332             --
    Units transferred between Sub-
      Accounts and Fixed Account.....         --             --            23,769             --
    Units withdrawn and surrendered..         --             --              (925)            --
                                          ------            ---            ------            ---
Units outstanding
  End of period......................         --             --            23,176             --
                                          ======            ===            ======            ===

                                              SCA2 SUB-ACCOUNT                 SCA3 SUB-ACCOUNT
                                       ------------------------------   ------------------------------
                                        YEAR ENDED      PERIOD ENDED     YEAR ENDED      PERIOD ENDED
                                        DECEMBER 31     DECEMBER 31,     DECEMBER 31     DECEMBER 31,
                                           2000           1999 (A)          2000           1999 (A)
                                       -------------   --------------   -------------   --------------
Units Outstanding
  Beginning of period................         75             --                --             --
    Units purchased..................        439             --                12             --
    Units transferred between Sub-
      Accounts and Fixed Account.....     10,842             75             3,050             --
    Units withdrawn and surrendered..     (1,002)            --              (263)            --
                                          ------            ---            ------            ---
Units outstanding
  End of period......................     10,354             75             2,799             --
                                          ======            ===            ======            ===

                                        SCA4 SUB-ACCOUNT                 SCA5 SUB-ACCOUNT                 SCA6 SUB-ACCOUNT
                                 ------------------------------   ------------------------------   ------------------------------
                                  YEAR ENDED      PERIOD ENDED     YEAR ENDED      PERIOD ENDED     YEAR ENDED      PERIOD ENDED
                                  DECEMBER 31     DECEMBER 31,     DECEMBER 31     DECEMBER 31,     DECEMBER 31     DECEMBER 31,
                                     2000           1999 (A)          2000           1999 (A)          2000           1999 (A)
                                 -------------   --------------   -------------   --------------   -------------   --------------
Units Outstanding
  Beginning of period..........         --             --                46             --                --             --
    Units purchased............         34             --               233             --                --             --
    Units transferred between
      Sub-Accounts and Fixed
      Account..................      3,158             --             7,416             46             4,686             --
    Units withdrawn and
      surrendered..............       (410)            --              (164)            --              (255)            --
                                    ------            ---            ------            ---            ------            ---
Units outstanding
  End of period................      2,782             --             7,531             46             4,431             --
                                    ======            ===            ======            ===            ======            ===

(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

(4) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- FUTURITY SURVIVORSHIP UNIVERSAL LIFE -- continued

                                              AIM1 SUB-ACCOUNT                 AIM2 SUB-ACCOUNT
                                       ------------------------------   ------------------------------
                                        YEAR ENDED      PERIOD ENDED     YEAR ENDED      PERIOD ENDED
                                        DECEMBER 31     DECEMBER 31,     DECEMBER 31     DECEMBER 31,
                                           2000           1999 (A)          2000           1999 (A)
                                       -------------   --------------   -------------   --------------
Units Outstanding
  Beginning of period................         --             --                --             --
    Units purchased..................         --             --                --             --
    Units transferred between Sub-
      Accounts and Fixed Account.....      2,422             --             3,831             --
    Units withdrawn and surrendered..        (99)            --               (44)            --
                                          ------            ---            ------            ---
Units Outstanding
  End of period......................      2,323             --             3,787             --
                                          ======            ===            ======            ===

                                              AIM3 SUB-ACCOUNT                 AIM4 SUB-ACCOUNT
                                       ------------------------------   ------------------------------
                                        YEAR ENDED      PERIOD ENDED     YEAR ENDED      PERIOD ENDED
                                        DECEMBER 31     DECEMBER 31,     DECEMBER 31     DECEMBER 31,
                                           2000           1999 (A)          2000           1999 (A)
                                       -------------   --------------   -------------   --------------
Units Outstanding
  Beginning of period................         --             --                --             --
    Units purchased..................      5,147             --               155             --
    Units transferred between Sub-
      Accounts and Fixed Account.....     34,287             --             7,741             --
    Units withdrawn and surrendered..       (169)            --               (95)            --
                                          ------            ---            ------            ---
Units Outstanding
  End of period......................     39,265             --             7,801             --
                                          ======            ===            ======            ===

                                              AL1 SUB ACCOUNT                  AL2 SUB-ACCOUNT
                                       ------------------------------   ------------------------------
                                        YEAR ENDED      PERIOD ENDED     YEAR ENDED      PERIOD ENDED
                                        DECEMBER 31     DECEMBER 31,     DECEMBER 31     DECEMBER 31,
                                           2000           1999 (A)          2000           1999 (A)
                                       -------------   --------------   -------------   --------------
Units Outstanding
  Beginning of period................         --             --                --             --
    Units purchased..................      3,510             --               179             --
    Units transferred between Sub-
      Accounts and Fixed Account.....     23,388             --             2,289             --
    Units withdrawn and surrendered..       (162)            --               (73)            --
                                          ------            ---            ------            ---
Units Outstanding
  End of period......................     26,736             --             2,395             --
                                          ======            ===            ======            ===

                                              AL3 SUB-ACCOUNT                  GS1 SUB-ACCOUNT
                                       ------------------------------   ------------------------------
                                        YEAR ENDED      PERIOD ENDED     YEAR ENDED      PERIOD ENDED
                                        DECEMBER 31     DECEMBER 31,     DECEMBER 31     DECEMBER 31,
                                           2000           1999 (A)          2000           1999 (A)
                                       -------------   --------------   -------------   --------------
Units Outstanding
  Beginning of period................         --             --                --             --
    Units purchased..................         --             --                --             --
    Units transferred between Sub-
      Accounts and Fixed Account.....        225             --               517             --
    Units withdrawn and surrendered..        (14)            --               (41)            --
                                          ------            ---            ------            ---
Units Outstanding
  End of period......................        211             --               476             --
                                          ======            ===            ======            ===

(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

(4) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- FUTURITY SURVIVORSHIP UNIVERSAL LIFE -- continued

                                              GS2 SUB-ACCOUNT                  GS3 SUB-ACCOUNT
                                       ------------------------------   ------------------------------
                                        YEAR ENDED      PERIOD ENDED     YEAR ENDED      PERIOD ENDED
                                        DECEMBER 31     DECEMBER 31,     DECEMBER 31     DECEMBER 31,
                                           2000           1999 (A)          2000           1999 (A)
                                       -------------   --------------   -------------   --------------
Units Outstanding
  Beginning of period................         --             --                --             --
    Units purchased..................         --             --                --             --
    Units transferred between Sub-
      Accounts and Fixed Account.....         --             --                33             --
    Units withdrawn and surrendered..         --             --               (18)            --
                                          ------            ---            ------            ---
Units outstanding
  End of period......................         --             --                15             --
                                          ======            ===            ======            ===

                                              GS4 SUB-ACCOUNT                  GS5 SUB-ACCOUNT
                                       ------------------------------   ------------------------------
                                        YEAR ENDED      PERIOD ENDED     YEAR ENDED      PERIOD ENDED
                                        DECEMBER 31     DECEMBER 31,     DECEMBER 31     DECEMBER 31,
                                           2000           1999 (A)          2000           1999 (A)
                                       -------------   --------------   -------------   --------------
Units Outstanding
  Beginning of period................         --             --                --             --
    Units purchased..................         --             --             1,753             --
    Units transferred between Sub-
      Accounts and Fixed Account.....         --             --            12,755             --
    Units withdrawn and surrendered..         --             --              (127)            --
                                          ------            ---            ------            ---
Units outstanding
  End of period......................         --             --            14,381             --
                                          ======            ===            ======            ===

                                              CAS SUB-ACCOUNT                  MIT SUB-ACCOUNT
                                       ------------------------------   ------------------------------
                                        YEAR ENDED      PERIOD ENDED     YEAR ENDED      PERIOD ENDED
                                        DECEMBER 31     DECEMBER 31,     DECEMBER 31     DECEMBER 31,
                                           2000           1999 (A)          2000           1999 (A)
                                       -------------   --------------   -------------   --------------
Units Outstanding
  Beginning of period................         --             --                --             --
    Units purchased..................         --             --                --             --
    Units transferred between Sub-
      Accounts and Fixed Account.....        106             --               943             --
    Units withdrawn and surrendered..         (2)            --                (3)            --
                                          ------            ---            ------            ---
Units outstanding
  End of period......................        104             --               940             --
                                          ======            ===            ======            ===

                                              EGS SUB-ACCOUNT                  GGS SUB-ACCOUNT
                                       ------------------------------   ------------------------------
                                        YEAR ENDED      PERIOD ENDED     YEAR ENDED      PERIOD ENDED
                                        DECEMBER 31     DECEMBER 31,     DECEMBER 31     DECEMBER 31,
                                           2000           1999 (A)          2000           1999 (A)
                                       -------------   --------------   -------------   --------------
Units Outstanding
  Beginning of period................         --             --                --             --
    Units purchased..................        151             --                --             --
    Units transferred between Sub-
      Accounts and Fixed Account.....      5,005             --                54             --
    Units withdrawn and surrendered..       (140)            --                (4)            --
                                          ------            ---            ------            ---
Units outstanding
  End of period......................      5,016             --                50             --
                                          ======            ===            ======            ===

(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

(4) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- FUTURITY SURVIVORSHIP UNIVERSAL LIFE -- continued

                                              HYS SUB-ACCOUNT                  MIS SUB-ACCOUNT
                                       ------------------------------   ------------------------------
                                        YEAR ENDED      PERIOD ENDED     YEAR ENDED      PERIOD ENDED
                                        DECEMBER 31     DECEMBER 31,     DECEMBER 31     DECEMBER 31,
                                           2000           1999 (A)          2000           1999 (A)
                                       -------------   --------------   -------------   --------------
Units Outstanding
  Beginning of period................         --             --                --             --
    Units purchased..................         --             --               136             --
    Units transferred between Sub-
      Accounts and Fixed Account.....      1,187             --               110             --
    Units withdrawn and surrendered..        (12)            --               (23)            --
                                          ------            ---            ------            ---
Units outstanding
  End of period......................      1,175             --               223             --
                                          ======            ===            ======            ===

                                              NWD SUB-ACCOUNT                  TRS SUB-ACCOUNT
                                       ------------------------------   ------------------------------
                                        YEAR ENDED      PERIOD ENDED     YEAR ENDED      PERIOD ENDED
                                        DECEMBER 31     DECEMBER 31,     DECEMBER 31     DECEMBER 31,
                                           2000           1999 (A)          2000           1999 (A)
                                       -------------   --------------   -------------   --------------
Units Outstanding
  Beginning of period................         --             --                --             --
    Units purchased..................         --             --                84             --
    Units transferred between Sub-
      Accounts and Fixed Account.....        152             --             1,484             --
    Units withdrawn and surrendered..         (3)            --               (15)            --
                                          ------            ---            ------            ---
Units outstanding
  End of period......................        149             --             1,553             --
                                          ======            ===            ======            ===

                                              UTS SUB-ACCOUNT                  OP1 SUB-ACCOUNT
                                       ------------------------------   ------------------------------
                                        YEAR ENDED      PERIOD ENDED     YEAR ENDED      PERIOD ENDED
                                        DECEMBER 31     DECEMBER 31,     DECEMBER 31     DECEMBER 31,
                                           2000           1999 (A)          2000           1999 (A)
                                       -------------   --------------   -------------   --------------
Units Outstanding
  Beginning of period................         --             --                --             --
    Units purchased..................         --             --             5,292             --
    Units transferred between Sub-
      Accounts and Fixed Account.....      1,861             --            39,940             --
    Units withdrawn and surrendered..        (31)            --              (156)            --
                                          ------            ---            ------            ---
Units outstanding
  End of period......................      1,830             --            45,076             --
                                          ======            ===            ======            ===

                                              OP2 SUB-ACCOUNT                  OP3 SUB-ACCOUNT
                                       ------------------------------   ------------------------------
                                        YEAR ENDED      PERIOD ENDED     YEAR ENDED      PERIOD ENDED
                                        DECEMBER 31     DECEMBER 31,     DECEMBER 31     DECEMBER 31,
                                           2000           1999 (A)          2000           1999 (A)
                                       -------------   --------------   -------------   --------------
Units Outstanding
  Beginning of period................         --             --                --             --
    Units purchased..................         --             --             1,504             --
    Units transferred between Sub-
      Accounts and Fixed Account.....      1,567             --            11,424             --
    Units withdrawn and surrendered..        (15)            --               (44)            --
                                          ------            ---            ------            ---
Units outstanding
  End of period......................      1,552             --            12,884             --
                                          ======            ===            ======            ===

(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

(4) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- FUTURITY SURVIVORSHIP UNIVERSAL LIFE -- continued

                                              OP4 SUB-ACCOUNT                  SCA1 SUB-ACCOUNT
                                       ------------------------------   ------------------------------
                                        YEAR ENDED      PERIOD ENDED     YEAR ENDED      PERIOD ENDED
                                        DECEMBER 31     DECEMBER 31,     DECEMBER 31     DECEMBER 31,
                                           2000           1999 (A)          2000           1999 (A)
                                       -------------   --------------   -------------   --------------
Units Outstanding
  Beginning of period................         --             --                --             --
    Units purchased..................         --             --                --             --
    Units transferred between Sub-
      Accounts and Fixed Account.....         --             --             3,368             --
    Units withdrawn and surrendered..         --             --              (120)            --
                                          ------            ---            ------            ---
Units outstanding
  End of period......................         --             --             3,248             --
                                          ======            ===            ======            ===

                                              SCA2 SUB-ACCOUNT                 SCA3 SUB-ACCOUNT
                                       ------------------------------   ------------------------------
                                        YEAR ENDED      PERIOD ENDED     YEAR ENDED      PERIOD ENDED
                                        DECEMBER 31     DECEMBER 31,     DECEMBER 31     DECEMBER 31,
                                           2000           1999 (A)          2000           1999 (A)
                                       -------------   --------------   -------------   --------------
Units Outstanding
  Beginning of period................         --             --                --             --
    Units purchased..................         --
    Units transferred between Sub-
      Accounts and Fixed Account.....      2,044             --             1,646             --
    Units withdrawn and surrendered..        (17)            --                (1)            --
                                          ------            ---            ------            ---
Units outstanding
  End of period......................      2,027             --             1,645             --
                                          ======            ===            ======            ===

                                        SCA4 SUB-ACCOUNT                 SCA5 SUB-ACCOUNT                 SCA6 SUB-ACCOUNT
                                 ------------------------------   ------------------------------   ------------------------------
                                  YEAR ENDED      PERIOD ENDED     YEAR ENDED      PERIOD ENDED     YEAR ENDED      PERIOD ENDED
                                  DECEMBER 31     DECEMBER 31,     DECEMBER 31     DECEMBER 31,     DECEMBER 31     DECEMBER 31,
                                     2000           1999 (A)          2000           1999 (A)          2000           1999 (A)
                                 -------------   --------------   -------------   --------------   -------------   --------------
Units Outstanding
  Beginning of period..........         --             --                --             --                --             --
    Units purchased............         --             --                --             --                --             --
    Units transferred between
      Sub-Accounts and Fixed
      Account..................      2,789             --             2,928             --                --             --
    Units withdrawn and
      surrendered..............        (52)            --               (73)            --                --             --
                                    ------            ---            ------            ---            ------            ---
Units outstanding
  End of period................      2,737             --             2,855             --                --             --
                                    ======            ===            ======            ===            ======            ===

(a) For the period from August 25, 1999 (commencement of operations) through December 31, 1999

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

(5) INVESTMENT PURCHASES AND SALES

The following table shows the aggregate cost of shares purchased and proceeds from the sale of shares for each Sub-account for the year ended December 31, 2000.

                                                               PURCHASES      SALES
                                                              -----------   ---------
AIM Variable Insurance Funds, Inc.
  V.I. Capital Appreciation Fund............................   $157,431     $ 13,064
  V.I. Growth Fund..........................................    350,912       20,289
  V.I. Growth and Income Fund...............................    608,060       14,129
  V.I. International Equity Fund............................    400,376       20,979
The Alger American Fund
  Growth Portfolio..........................................    414,582       17,784
  Income and Growth Portfolio...............................     84,960        1,843
  Small Capitalization Portfolio............................     74,595        2,245
Goldman Sachs Variable Insurance Trust
  VIT CORE-SM- Large Cap Growth Fund........................    244,144       17,855
  VIT CORE-SM- Small Cap Equity Fund........................      2,814          100
  VIT CORE-SM- US Equity Fund...............................     59,381       26,456
  Growth and Income Fund....................................     23,085        5,122
  International Equity Fund.................................    205,582        7,075
MFS/Sun Life Series Trust
  Capital Appreciation Series...............................    140,241        1,037
  Massachusetts Investors Trust Series......................     42,595          216
  Emerging Growth Series....................................    333,771       16,800
  Government Securities Series..............................    212,694       47,627
  High Yield Series.........................................     59,167        9,692
  Massachusetts Investors Growth Stock Series...............    152,016        5,920
  New Discovery Series......................................     49,325        4,101
  Total Return Series.......................................     74,520        2,057
  Utilities Series..........................................     92,809       10,086
OCC Accumulation Trust
  Equity Portfolio..........................................    526,499       14,023
  Mid Cap Portfolio.........................................     46,967        7,786
  Small Cap Portfolio.......................................    197,958        5,114
  Managed Portfolio.........................................         89           --
Sun Capital Advisers Trust
  Sun Capital Money Market Fund.............................    678,149      396,943
  Sun Capital Investment Grade Bond Fund....................    168,502       37,624
  Sun Capital Real Estate Fund..............................     59,998        5,197
  Sun Capital Select Equity Fund............................     71,027        5,372
  Sun Capital Blue Chip Mid Cap Fund........................    166,859        3,414
  Sun Capital Investors Foundation Fund.....................     58,191       10,073

INDEPENDENT AUDITORS' REPORT

To the Contract Owners participating in Sun Life (U.S.) Variable Account I and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

    We have audited the accompanying statement of condition of AIM V.I. Capital Appreciation Sub-Account, AIM V.I. Growth Sub-Account, AIM V.I. Growth and Income Sub-Account, AIM V.I. International Equity Sub-Account, Alger American Growth Sub-Account, Alger American Income and Growth Sub-Account, Alger American Small Capitalization Sub-Account, Goldman Sachs VIT CORE-SM- Large Cap Growth Sub-Account, Goldman Sachs VIT CORE-SM- Small Cap Equity Sub-Account, Goldman Sachs VIT CORE-SM- US Equity Sub-Account, Goldman Sachs Growth and Income Sub-Account, Goldman Sachs International Equity Sub-Account, MFS/Sun Life Series Trust Capital Appreciation Sub-Account, MFS/Sun Life Series Trust Massachusetts Investors Trust Sub-Account, MFS/Sun Life Series Trust Emerging Growth Sub-Account, MFS/Sun Life Series Trust Government Securities Sub-Account, MFS/Sun Life Series Trust High Yield Sub-Account, MFS/Sun Life Series Trust Massachusetts Investors Growth Stock Sub-Account, MFS/Sun Life Series Trust New Discovery Sub-Account, MFS/Sun Life Series Trust Total Return Sub-Account, MFS/Sun Life Series Trust Utilities Sub-Account, OCC Accumulation Trust Equity Sub-Account, OCC Accumulation Trust Mid Cap Sub-Account, OCC Accumulation Trust Small Cap Sub-Account, OCC Accumulation Trust Managed Sub-Account, Sun Capital Advisers Money Market Sub-Account, Sun Capital Advisers Investment Grade Bond Sub-Account, Sun Capital Advisers Real Estate Sub-Account, Sun Capital Advisers Select Equity Sub-Account, Sun Capital Advisers Blue Chip Mid Cap Sub-Account, and Sun Capital Advisers Investors Foundation Sub-Account of Sun Life (U.S.) Variable Account I (the "Sub-Accounts") as of December 31, 2000, the related statement of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 2000 and 1999. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of December 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, such financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2000, the results of their operations and the changes in their net assets for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 9, 2001

DIRECTORS AND OFFICERS OF
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

DONALD A. STEWART, Chairman and Director
C. JAMES PRIEUR, Vice Chairman and Director
JAMES A. McNULTY, III, President and Director
JAMES C. BAILLIE, Director
DAVID D. HORN, Director
ANGUS A. MacNAUGHTON, Director
S. CAESAR RABOY, Director
WILLIAM W. STINSON, Director
PETER F. DEMUTH, Vice President, Chief
  Counsel and Assistant Secretary
ELLEN B. KING, Senior Counsel and Secretary
ROBERT P. VROLYK, Vice President and Actuary
DAVEY S. SCOON, Vice President, Finance and Treasurer
RONALD J. FERNANDES, Vice President, Retirement
  Products and Services
JAMES M.A. ANDERSON, Vice President, Investments
ROBIN L. CAMARA, Vice President, Human Resources
  and Administrative Services
JAMES R. SMITH, Vice President and
  Chief Information Officer
MARK W. DETORA, Vice President, Individual Insurance

SUN LIFE ASSURANCE COMPANY
OF CANADA (U.S.)
Variable Life Service Unit, SC 1275
One Sun Life Executive Park
Wellesley Hills, MA 02481
Call Toll Free 1-800-770-6554

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, Massachusetts
02110-2875

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

                                                                     CO2-2/99 6M

                                  FUTURITY-SM-
                               VARIABLE UNIVERSAL
                                 LIFE INSURANCE
                          ---------------------------
                                                ANNUAL REPORT, DECEMBER 31, 2000

                                [SUN LIFE LOGO]

                        VARIABLE PRODUCTS ARE ISSUED BY
                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
              MEMBER OF THE SUN LIFE FINANCIAL GROUP OF COMPANIES